Cash (Tables)	12 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents [Abstract]
Schedule Of Cash And Cash Equivalents [Table Text Block]	The significant components of cash are as follows:
	September 30	September 30
	2011	2012
Cash	$9,934	$13,598
Restricted cash	9,357	5,541
	$19,291	$19,139